Shareholder Report, Holdings (Details)_25	Jun. 30, 2024
Class II | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
Class II | U.S. Government Agency Obligations and Instrumentalities [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
Class II | Non-U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Class II | Corporate Debt [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Class II | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Class II | Investment of Cash Collateral from Securities Loaned [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class II | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class II | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class II | Municipal Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class II | Sovereign Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Service Class I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
Service Class I | U.S. Government Agency Obligations and Instrumentalities [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
Service Class I | Non-U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Service Class I | Corporate Debt [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Service Class I | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Service Class I | Investment of Cash Collateral from Securities Loaned [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Service Class I | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Service Class I | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Service Class I | Municipal Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Service Class I | Sovereign Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%